Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income:
Interest income	₩ 36,708	₩ 37,030	₩ 48,605
Gain on sale of accounts receivable — other	27,725	22,605	15,855
Dividends	12,039	1,170	10,011
Gain on foreign currency transactions	10,987	9,029	8,836
Gain on foreign currency translations	10,753	8,928	4,576
Gain relating to financial instruments at FVTPL	60,169	62,963	34,321
Finance income	155,133	140,685	121,692
Finance Costs:
Interest expense	342,342	399,176	406,087
Loss on sale of accounts receivable — other	0	0	5,823
Loss on foreign currency transactions	12,270	11,053	10,038
Loss on foreign currency translations	8,005	12,730	4,948
Loss on disposal of long-term investment securities	0	98	0
Loss relating to financial instruments at FVTPL	16,833	13,847	8,144
Finance costs	315,604	322,943	334,912
Parent Company [Member]
Finance Income:
Gain on foreign currency translations	7,505	7,888	4,064
Finance income	202,550	241,196	142,155
Finance Costs:
Interest expense	279,737	288,972	306,665
Loss on foreign currency translations	6,764	8,973	4,242
Finance costs	₩ 585,427	₩ 497,193	₩ 437,955